CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Liabilities and Equity [Abstract]
Common stock subject to possible redemption, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares (in shares)	16,112,706	0
Common stock subject to possible redemption, redemption value per share (in dollars per share)	$ 10.00	$ 10.00
Stockholder's Equity
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred Stock, shares issued (in shares)	0	0
Preferred Stock, shares outstanding (in shares)	0	0
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, shares authorized (in shares)	35,000,000	35,000,000
Common Stock, shares issued (in shares)	7,780,627	5,298,333
Common Stock, shares outstanding (in shares)	7,780,627	5,298,333
Intermex Holdings, Inc. and Subsidiaries [Member]
Current Assets
Accounts receivable, allowance	$ 307,562
Stockholder's Equity
Common Stock, par value (in dollars per share)	$ 0.01
Common Stock, shares authorized (in shares)	1,000
Common Stock, shares issued (in shares)	10
Common Stock, shares outstanding (in shares)	10
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor Company [Member]
Current Assets
Accounts receivable, allowance		$ 290,801
Stockholder's Equity
Common Stock, par value (in dollars per share)		$ 0.01
Common Stock, shares authorized (in shares)		200,000,000
Common Stock, shares issued (in shares)		81,879,165
Common Stock, shares outstanding (in shares)		81,879,165